ORGANIZATION	9 Months Ended
Dec. 31, 2020
ORGANIZATION
ORGANIZATION

1.   ORGANIZATION

Just Energy Group Inc. (“Just Energy” or the “Company”) is a corporation established under the laws of Canada to hold securities of its directly or indirectly owned operating subsidiaries and affiliates. The registered office of Just Energy is First Canadian Place, 100 King Street West, Toronto, Ontario, Canada. The unaudited interim condensed consolidated financial statements (“Interim Financial Statements”) consist of Just Energy and its subsidiaries and affiliates. The Interim Financial Statements were approved by the Board of Directors on February 25, 2021.